Annual Total Returns (Bar Chart) - International Equity Index Trust A (International Equity Index Trust A, Series I, International Equity Index Trust A)	12 Months Ended
May 01, 2011
International Equity Index Trust A | Series I, International Equity Index Trust A
Bar Chart Table:
2005	16.20%
2006	25.93%
2007	15.37%
2008	(44.52%)
2009	37.86%
2010	10.87%